UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Harbinger Capital Partners II GP LLC
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Address:    450 Park Avenue, 30th Floor
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            New York, NY 10022
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Philip Falcone
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Title:       Authorized Person
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Phone:       212-339-5888
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Signature, Place, and Date of Signing:

/s/ Philip Falcone                  New York, New York       November 14, 2012
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]           [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                               -------------

Form 13F Information Table Entry Total:           1
                                               -------------

Form 13F Information Table Value Total:         $ 104,824
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       13F File Number                 Name

1                                   Harbinger Capital Partners II, L.P


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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
HARBINGER GROUP INC      COM            41146A106  104,824 12,434,660 SH       DEFINED    1        12,434,660      0    0

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